Goodwill and Other Intangible Assets (Changes in Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill, gross, beginning balance	$ 4,725.5	$ 3,900.6
Accumulated impairment losses, beginning balance	(385.0)	(385.0)
Goodwill, net, beginning balance	4,049.3	4,340.5		3,515.6
Acquisitions	13.3	956.4
Transfers		0	[1]
Divestment	(10.5)
Foreign currency translation	(294.0)	(131.5)
Goodwill, gross, ending balance	4,434.3	4,725.5
Accumulated impairment losses, ending balance	(385.0)	(385.0)
Goodwill, net, ending balance	4,049.3	4,340.5		3,515.6
Generics Segment
Goodwill [Line Items]
Goodwill, gross, beginning balance	3,991.4	3,194.1
Accumulated impairment losses, beginning balance	0	0
Goodwill, net, beginning balance	3,700.2	3,991.4		3,194.1
Acquisitions	13.3	956.4
Transfers		(27.6)	[1]
Divestment	(10.5)
Foreign currency translation	(294.0)	(131.5)
Goodwill, gross, ending balance	3,700.2	3,991.4
Accumulated impairment losses, ending balance	0	0
Goodwill, net, ending balance	3,700.2	3,991.4		3,194.1
Specialty Segment
Goodwill [Line Items]
Goodwill, gross, beginning balance	734.1	706.5
Accumulated impairment losses, beginning balance	(385.0)	(385.0)
Goodwill, net, beginning balance	349.1	349.1		321.5
Acquisitions	0	0
Transfers		27.6	[1]
Divestment	0
Foreign currency translation	0	0
Goodwill, gross, ending balance	734.1	734.1
Accumulated impairment losses, ending balance	(385.0)	(385.0)
Goodwill, net, ending balance	$ 349.1	$ 349.1		$ 321.5

[1]	As a result of the January 1, 2013 reorganization of certain components between the Generics and Specialty segments, the Company was required to reassign a portion of the carrying amount of goodwill to the Specialty segment.